Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000014476 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014476 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014476 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014476 | A
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000014476 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000014476 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014476 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014476 | Housing
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014476 | Escrowed/Prerefunded
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014476 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014476 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014476 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014476 | Education
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014476 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014476 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.70%
C000014476 | Transportation
Holdings [Line Items]
Percent of Total Investments	17.00%
C000014476 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	20.00%
C000014476 | General Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000038314 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038314 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038314 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038314 | A
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000038314 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000038314 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000038314 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.10%
C000038314 | Housing
Holdings [Line Items]
Percent of Total Investments	3.00%
C000038314 | Escrowed/Prerefunded
Holdings [Line Items]
Percent of Total Investments	3.20%
C000038314 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.70%
C000038314 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000038314 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.10%
C000038314 | Education
Holdings [Line Items]
Percent of Total Investments	4.70%
C000038314 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000038314 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.70%
C000038314 | Transportation
Holdings [Line Items]
Percent of Total Investments	17.00%
C000038314 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	20.00%
C000038314 | General Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000014478 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014478 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014478 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014478 | A
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000014478 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000014478 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014478 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014478 | Housing
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014478 | Escrowed/Prerefunded
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014478 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014478 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014478 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014478 | Education
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014478 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014478 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.70%
C000014478 | Transportation
Holdings [Line Items]
Percent of Total Investments	17.00%
C000014478 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	20.00%
C000014478 | General Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000081142 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000081142 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000081142 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000081142 | A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081142 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081142 | AAA
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000081142 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000081142 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081142 | B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081142 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000081142 | AssetAffiliated Investment Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081142 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081142 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081142 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.00%
C000081142 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000081142 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.80%
C000081142 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.90%
C000081142 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.90%
C000081143 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000081143 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000081143 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000081143 | A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081143 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081143 | AAA
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000081143 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000081143 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081143 | B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081143 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000081143 | AssetAffiliated Investment Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081143 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081143 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081143 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.00%
C000081143 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000081143 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.80%
C000081143 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.90%
C000081143 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.90%
C000081144 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000081144 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000081144 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000081144 | A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081144 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081144 | AAA
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000081144 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000081144 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081144 | B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081144 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000081144 | AssetAffiliated Investment Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081144 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081144 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081144 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.00%
C000081144 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000081144 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.80%
C000081144 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.90%
C000081144 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.90%
C000243098 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243098 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243098 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000243098 | A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243098 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243098 | AAA
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000243098 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000243098 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243098 | B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243098 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243098 | AssetAffiliated Investment Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243098 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243098 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243098 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.00%
C000243098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000243098 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.80%
C000243098 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.90%
C000243098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.90%